PROPERTY AND EQUIPMENT	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
PROPERTY AND EQUIPMENT
PROPERTY AND EQUIPMENT

NOTE 7 - PROPERTY AND EQUIPMENT

As of March 31, 2022, property and equipment consists of the following:

March 31, 2022
	Gross Carrying Amount	Accumulated Depreciation	Net Carrying Amount	Weighted Average Useful Life (Years)

Property and equipment:
Office equipment	$150,915	$(35,837)	$115,078	3
Leasehold improvement	991,848	-	991,849	5
Property and equipment, net	$1,142,763	$(35,837)	$1,106,927

Depreciation expenses of office equipment were $12,793 and nil for the period ended March 31, 2022 and year 2021 respectively as the computer and office equipment were acquired on June 29, 2021.

Amortization expenses of leasehold improvement is $nil for the year ended March 31, 2022 as the new office renovation will be completed in April 2022.

NOTE 7 - PROPERTY AND EQUIPMENT

As of December 31, 2021, property and equipment consists of the following:

December 31, 2021
	Gross Carrying Amount	Accumulated Depreciation	Net Carrying Amount	Weighted Average Useful Life (Years)

Property and equipment:
Office equipment	$150,915	$(23,353)	$127,562	3
Leasehold improvement	267,791	-	267,791	5
Property and equipment, net	$418,706	$(23,353)	$395,353

Depreciation expenses of office equipment were $23,353 and nil for the year ended December 31, 2021 and year ended December 31, 2020 respectively as the computer and office equipment were acquired on June 29, 2021.

Amortization expenses of leasehold improvement is $nil for the year ended December 31, 2021 as the new office renovation will be completed in April 2022.